Sector Regulation and Electricity System Operations - Summary of Supply Limitations Imposed On Unregulated Market (Detail)	12 Months Ended
Dec. 31, 2021
Argentina
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Unregulated market description	>30 kW
Brazil
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Unregulated market description	>2,000 kW or >500 kW
Colombia
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Unregulated market description	>100 kW or 55 MWh/month
Guatemala
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Unregulated market description	>100 kW
Panama
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Unregulated market description	>100 kW
Peru
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Unregulated market description	>200 kW